SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2023
SHORT-TERM INVESTMENTS.
Schedule of short-term investments

	As of December 31,
	2022	2023
	RMB	RMB

	(in thousands)
Short‑term investments:
Bank time deposits	3,911,410	7,690,166
Wealth management products	26,491,683	26,415,902
Short-term held-to-maturity debt investments	3,631,732	151,890
Available-for-sale debt investments	1,380,668	—
Listed equity securities	70,415	—
Total	35,485,908	34,257,958

Schedule of held-to-maturity and available-for-sale debt investments

As of December 31, 2023
	Cost or	Gross	Gross
	amortized cost	unrecognized	unrecognized
	less allowance	holding	holding
	for credit losses	gains	losses	Fair value
	RMB	RMB	RMB	RMB	US$

(in thousands)
Held-to-maturity debt investments	151,890	—	(7,757)	144,133	20,350